Note 41 Derivatives hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ (695)	€ 181	€ (812)
Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(694)	176	(795)
Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(1)	5	(17)
Interest rate agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(505)	(21)	427
Securities agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(1,001)	236	(402)
Credit derivative agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(44)	(123)	(56)
Foreign exchange agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	775	(15)	(431)
Other agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	81	99	(332)
Fair value hedges ineffectivenes [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	0	8	(10)
Hedging derivative fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	329	(512)	(114)
Hedged item fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(328)	520	103
Cash flow hedges ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ (2)	€ (3)	€ (7)